Schedule of Revenue Disaggregated by Revenue Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Revenues, net	$ 51,542	$ 45,468	$ 58,344
Spot Charters [Member]
Product Information [Line Items]
Revenues, net	19,769	12,665	39,099
Time Charters [Member]
Product Information [Line Items]
Revenues, net	$ 31,773	$ 32,803	$ 19,245